Assets and Liabilities Held for Sale - Additional Information (Detail) - Boa Vista Servicos S A [member] - BVRV Participaes S.A [Member] R$ in Thousands	Apr. 20, 2023 BRL (R$)
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Decrease through derecognition, financial assets	R$ 146,198
Difference between carrying amount and fair value amount contributed by joint venture	36,072
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	R$ 182,270